intangible assets and goodwill - Business acquisitions (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	Sep. 01, 2022	Dec. 31, 2022	Aug. 31, 2022	Jun. 16, 2022	Jun. 08, 2022	Jan. 01, 2022
Customer contracts and related customer relationships
Acquisition effected by way of:
Useful life of intangible assets		8 years
Software
Acquisition effected by way of:
Useful life of intangible assets		5 years
Other intangible assets
Acquisition effected by way of:
Useful life of intangible assets		5 years
Combined acquisitions
Current assets
Cash		$ 30
Accounts receivable		314
Other		40
Total current assets		384
Non-current assets
Intangible assets subject to amortization		1,717
Other		17
Total non-current assets		1,936
Total identifiable assets acquired		2,320
Current liabilities
Short-term borrowings		7
Accounts payable and accrued liabilities		270
Income and other taxes payable		21
Advance billings and customer deposits		49
Provisions		26
Current maturities of long-term debt		598
Total current liabilities		971
Non-current liabilities
Provisions		13
Long-term debt		171
Other long-term liabilities		5
Deferred income taxes		372
Total non-current liabilities		561
Total liabilities assumed		1,532
Net identifiable assets acquired		788
Goodwill		1,832
Net assets acquired		2,620
Acquisition effected by way of:
Cash consideration		1,574
Accounts payable and accrued liabilities		1
Provisions		38
Gain on acquisition of control		15
Issuance of TELUS Corporation Common Shares		992
Total consideration transferred		2,620
Combined acquisitions | Owned assets
Non-current assets
Property, plant and equipment		73
Combined acquisitions | Right-of-use lease assets.
Non-current assets
Property, plant and equipment		$ 129
Fully Managed Inc.
Business acquisition
Ownership interest in businesses acquired (as a percentage)						100.00%
Current assets
Cash						$ 3
Accounts receivable						46
Other						2
Total current assets						51
Non-current assets
Intangible assets subject to amortization						130
Other						4
Total non-current assets						136
Total identifiable assets acquired						187
Current liabilities
Accounts payable and accrued liabilities						39
Advance billings and customer deposits						5
Total current liabilities						44
Non-current liabilities
Long-term debt						61
Deferred income taxes						32
Total non-current liabilities						93
Total liabilities assumed						137
Net identifiable assets acquired						50
Goodwill						74
Net assets acquired						124
Acquisition effected by way of:
Cash consideration						89
Provisions						29
Issuance of TELUS Corporation Common Shares						6
Total consideration transferred						124
Fully Managed Inc. | Owned assets
Non-current assets
Property, plant and equipment						$ 2
Vivint Smart Home, Inc.
Current assets
Cash					$ 3
Accounts receivable					9
Other					1
Total current assets					13
Non-current assets
Intangible assets subject to amortization					76
Other					3
Total non-current assets					80
Total identifiable assets acquired					93
Current liabilities
Accounts payable and accrued liabilities					2
Income and other taxes payable					2
Advance billings and customer deposits					2
Current maturities of long-term debt					31
Total current liabilities					37
Non-current liabilities
Deferred income taxes					11
Total non-current liabilities					11
Total liabilities assumed					48
Net identifiable assets acquired					45
Goodwill					59
Net assets acquired					104
Acquisition effected by way of:
Cash consideration					103
Accounts payable and accrued liabilities					1
Total consideration transferred					104
Vivint Smart Home, Inc. | Right-of-use lease assets.
Non-current assets
Property, plant and equipment					$ 1
LifeWorks Inc.
Business acquisition
Consideration per share				$ 33.00
Current assets
Cash	$ 19
Accounts receivable	247
Other	30
Total current assets	296
Non-current assets
Intangible assets subject to amortization	1,459
Other	10
Total non-current assets	1,645
Total identifiable assets acquired	1,941
Current liabilities
Short-term borrowings	7
Accounts payable and accrued liabilities	220
Income and other taxes payable	18
Advance billings and customer deposits	30
Provisions	26
Current maturities of long-term debt	565
Total current liabilities	866
Non-current liabilities
Provisions	12
Long-term debt	94
Other long-term liabilities	2
Deferred income taxes	321
Total non-current liabilities	429
Total liabilities assumed	1,295
Net identifiable assets acquired	646
Goodwill	1,600
Net assets acquired	2,246
Acquisition effected by way of:
Cash consideration	1,245
Gain on acquisition of control	15
Issuance of TELUS Corporation Common Shares	986
Total consideration transferred	2,246
Cash consideration value of interest held prior to the acquisition date	211
Common shares held immediately prior to acquisition	$ 7
Percentage of issued and outstanding shares held immediately prior to acquisition	9.90%
Fair value of equity interest			$ 226
Percentage of common shares that were not owned immediately prior to acquisition where consideration was the issuance of common shares	50.00%
Common shares that were not owned immediately prior to the acquisition	63
Percentage of issued and outstanding shares not held immediately prior to acquisition	90.10%
Number of shares issued upon acquisition	33
Ratio of shares transferred	1.06420
LifeWorks Inc. | Owned assets
Non-current assets
Property, plant and equipment	$ 61
LifeWorks Inc. | Right-of-use lease assets.
Non-current assets
Property, plant and equipment	$ 115
Individually immaterial transactions
Business acquisition
Ownership interest in businesses acquired (as a percentage)		100.00%
Current assets
Cash		$ 5
Accounts receivable		12
Other		7
Total current assets		24
Non-current assets
Intangible assets subject to amortization		52
Total non-current assets		75
Total identifiable assets acquired		99
Current liabilities
Accounts payable and accrued liabilities		9
Income and other taxes payable		1
Advance billings and customer deposits		12
Current maturities of long-term debt		2
Total current liabilities		24
Non-current liabilities
Provisions		1
Long-term debt		16
Other long-term liabilities		3
Deferred income taxes		8
Total non-current liabilities		28
Total liabilities assumed		52
Net identifiable assets acquired		47
Goodwill		99
Net assets acquired		146
Acquisition effected by way of:
Cash consideration		137
Provisions		9
Total consideration transferred		146
Individually immaterial transactions | Owned assets
Non-current assets
Property, plant and equipment		10
Individually immaterial transactions | Right-of-use lease assets.
Non-current assets
Property, plant and equipment		$ 13